SHAREHOLDERS' EQUITY, Ordinary Shares (FY) (Details)	7 Months Ended	9 Months Ended
	Dec. 31, 2019 Vote $ / shares shares	Sep. 30, 2020 Vote $ / shares shares	Sep. 30, 2019 shares
Stockholders' Equity [Abstract]
Ordinary shares subject to possible redemption (in shares)	23,740,181	23,668,455	23,750,733
Conversion of stock at the time of an initial business combination (in shares)	1	1
Stock conversion percentage threshold	20.00%	20.00%
Class A Ordinary Shares [Member]
Stockholders' Equity [Abstract]
Ordinary shares, shares authorized (in shares)	200,000,000	200,000,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Votes per share | Vote	1	1
Ordinary shares, shares issued (in shares)	1,259,819	1,331,545
Ordinary shares, shares outstanding (in shares)	1,259,819	1,331,545
Ordinary shares subject to possible redemption (in shares)	23,740,181	23,668,455
Class B Ordinary Shares [Member]
Stockholders' Equity [Abstract]
Ordinary shares, shares authorized (in shares)	20,000,000	20,000,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Votes per share | Vote	1	1
Ordinary shares, shares issued (in shares)	6,250,000	6,250,000
Ordinary shares, shares outstanding (in shares)	6,250,000	6,250,000